Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net sales	$ 18,059	$ 14,474	$ 12,783
Finance and interest income	1,126	1,134	977
Total revenue	19,185	15,608	13,760
Costs and Expenses:
Cost of goods sold	14,626	11,891	10,862
Selling, general and administrative	1,843	1,698	1,486
Research, development and engineering	526	451	398
Restructuring		16	102
Interest expense-other	752	718	482
Other, net	253	306	334
Total cost and expenses	18,034	15,192	13,853
Income (loss) before income taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates	1,151	416	(93)
Income tax provision	343	77	92
Equity in income (loss) of unconsolidated subsidiaries and affiliates:
Financial Services	12	11	9
Equipment Operations	104	88	(46)
Net income (loss)	924	438	(222)
Net loss attributable to noncontrolling interests	(15)	(14)	(32)
Net income (loss) attributable to CNH Global N.V.	939	452	(190)
Earnings (loss) per share attributable to CNH Global N.V. common shareholders:
Basic	$ 3.92	$ 1.90	$ (0.80)
Diluted	$ 3.91	$ 1.89	$ (0.80)
Fiat Industrial Subsidiaries [Member]
Costs and Expenses:
Interest expense	34
Fiat Subsidiaries [Member]
Costs and Expenses:
Interest expense		$ 112	$ 189